Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001537137
Registrant Name	STANDARD LITHIUM LTD.
Form Type	F-10
Submission Type	F-10EF
Fee Exhibit Type	EX-FILING FEES